Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated October 4, 2023 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 31, 2023, as supplemented
Removal of Portfolio Manager
Ian Morris no longer serves as a portfolio manager of the Fund. The other existing portfolio managers, Riad Abrahams, David Ben‑Ur, Max Jaffe, Winfield Sickles, and Stephen Sullens, will continue to serve as portfolio managers of the Fund. In connection with this change, effective immediately, all references to Ian Morris in the Fund’s Prospectus are removed.
Removal of Sub-Adviser
Effective immediately, Aperture Investors, LLC (“Aperture”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Aperture have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers, or to BAIA to manage directly. Therefore, all references to Aperture in the Fund’s Prospectus are hereby removed.
Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated October 4, 2023 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 31, 2023, as supplemented

Removal of Portfolio Manager

Ian Morris no longer serves as a portfolio manager of the Fund. The other existing portfolio managers, Riad Abrahams, David Ben-Ur, Max Jaffe, Winfield Sickles, and Stephen Sullens, will continue to serve as portfolio managers of the Fund. In connection with this change, effective immediately, all references to Ian Morris in the Fund’s Statement of Additional Information are removed.

Removal of Sub-Adviser

Effective immediately, Aperture Investors, LLC (“Aperture”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Aperture have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers, or to BAIA to manage directly. Therefore, all references to Aperture in the Fund’s Statement of Additional Information are hereby removed.

Shareholders should retain this Supplement for future reference.